Leases - Quantitative information (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted-average remaining lease term, operating lease	4 years 6 months	4 years 10 months 24 days
Weighted-average discount rate, operating lease	3.60%	3.70%